Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 377,544,902.48
Previously Paid Amount	0.00
Total Fee Amount	52,138.96
Total Offset Amount	0.00
Net Fee	$ 52,138.96